Note 10 - Employee Benefit Plans (Details) - Summary of Outstanding Stock Options by Price Range - Dec. 31, 2014 - $ / shares shares in Thousands	Total
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices minimum	$ 1.23
Range of exercise prices maximum	$ 1.93
Outstanding options (in Shares)	449
Weighted average remaining contractual life	3 years 146 days
Outstanding options, weighted average exercise price	$ 1.93
Exercisable (in Shares)	444
Exercisable options, weighted average exercise price	$ 1.93
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices minimum	2.00
Range of exercise prices maximum	$ 3.24
Outstanding options (in Shares)	275
Weighted average remaining contractual life	6 years 36 days
Outstanding options, weighted average exercise price	$ 3.19
Exercisable (in Shares)	274
Exercisable options, weighted average exercise price	$ 3.19
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices minimum	3.30
Range of exercise prices maximum	$ 8.79
Outstanding options (in Shares)	134
Weighted average remaining contractual life	2 years 146 days
Outstanding options, weighted average exercise price	$ 5.59
Exercisable (in Shares)	134
Exercisable options, weighted average exercise price	$ 5.59
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices minimum	8.84
Range of exercise prices maximum	$ 18.98
Outstanding options (in Shares)	361
Weighted average remaining contractual life	1 year 255 days
Outstanding options, weighted average exercise price	$ 9.39
Exercisable (in Shares)	360
Exercisable options, weighted average exercise price	$ 9.39